Inventories (Tables)	6 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
Summary of Inventories
(In thousands)	December 31, 2020	June 30, 2021
Raw materials	4,342	4,299
Finished goods	2,141	2,662
Less: write-down of obsolete inventories	(636)	(592)
Total inventories	5,847	6,369